                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment: [_]; Amendment Number:
                                               ------------

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Apollo Management Holdings, L.P.
Address:   9 West 57th Street
           New York, New York 10019

Form 13F File Number: 28-13438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cindy Michel
Title:     Vice President
Phone:     212/822-0524

Signature, Place, and Date of Signing

APOLLO MANAGEMENT HOLDINGS, L.P.
By: Apollo Management Holdings, GP, LLC
its General Partner

   /s/ Cindy Michel        New York, New York              November 12, 2009
---------------------   --------------------------   ---------------------------
     [Signature]             [City, State]                      [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

13F File Number   Name
---------------   ------------------------------
28-

[Repeat as necessary]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:        26

Form 13F Information Table Value Total: 1,014,704
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE," and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----------------------
1     28-13441               Apollo Capital Management, L.P.
2     28-13439               Apollo Management, L.P.

* The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager excercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

** Fair market value is based on the closing prices of the securities, as of September 30, 2009, reported for composite transactions in New York Stock Exchange-listed securities and transactions in the NASDAQ stock market.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

    COLUMN 1          COLUMN 2   COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
------------------   ----------  ---------  ---------  ---------------------  ----------  --------  ---------------------
     NAME OF          TITLE OF               VALUE**    SHRS or    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY:
     ISSUER             CLASS      CUSIP    (X $1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE;  SHARED;   NONE
-------------------  ----------  ---------  ---------  ----------  ---  ----  ----------  --------  ----- ---------- ----
AMERICAN CAP LTD            COM  02503Y103     1,534      475,000   SH          DEFINED      1*        0    475,000    0
AMERICAN CAP LTD            COM  02503Y103       381      118,000   SH          DEFINED      1*        0    118,000    0
AMERICAN CAP LTD            COM  02503Y103     1,260      390,000   SH          DEFINED      1*        0    390,000    0
AMERICAN CAP LTD            COM  02503Y103        55       17,000   SH          DEFINED      1*        0     17,000    0
CORE MARK HOLDING
 CO INC                     COM  218681104    13,461      470,168   SH          DEFINED      2*        0    470,168    0
EASTMAN KODAK CO            COM  277461109     1,145      239,500   SH          DEFINED      1*        0    239,500    0
EASTMAN KODAK CO            COM  277461109       287       60,000   SH          DEFINED      1*        0     60,000    0
EASTMAN KODAK CO            COM  277461109       958      200,500   SH          DEFINED      1*        0    200,500    0
EASTMAN KODAK CO            COM  277461109        48       10,000   SH          DEFINED      1*        0     10,000    0
HUGHES
 COMMUNICATIONS INC         COM  444398101    23,860      786,433   SH          DEFINED      2*        0    786,433    0
HUGHES
 COMMUNICATIONS INC         COM  444398101    16,011      527,730   SH          DEFINED      2*        0    527,730    0
HUGHES
 COMMUNICATIONS INC         COM  444398101   336,606   11,094,448   SH          DEFINED      2*        0 11,094,448    0
IPCS INC                COM NEW  44980Y305    23,601    1,356,351   SH          DEFINED      2*        0  1,356,351    0
NATIONAL FINL
 PARTNERS CORP              COM  63607P208     8,720    1,000,016   SH          DEFINED      2*        0  1,000,016    0
PINNACLE AIRL CORP          COM  723443107     2,341      349,369   SH          DEFINED      1*        0    349,369    0
PINNACLE AIRL CORP          COM  723443107     1,552      231,646   SH          DEFINED      1*        0    231,646    0
PINNACLE AIRL CORP          COM  723443107     3,591      535,958   SH          DEFINED      1*        0    535,958    0
PINNACLE AIRL CORP          COM  723443107       268       40,000   SH          DEFINED      1*        0     40,000    0
PINNACLE AIRL CORP          COM  723443107     2,832      422,722   SH          DEFINED      1*        0    422,722    0
QUALITY DISTR INC
 FLA                        COM  74756M102    35,038   10,397,009   SH          DEFINED      2*        0 10,397,009    0
SIRIUS XM RADIO INC         COM  82967N108    58,789   91,857,857   SH          DEFINED      2*        0 91,857,857    0
SPDR TR              UNIT SER 1  78462F103   180,353    1,916,000   SH   PUT    DEFINED      1*        0  1,916,000    0
SPDR TR              UNIT SER 1  78462F103    45,182      480,000   SH   PUT    DEFINED      1*        0    480,000    0
SPDR TR              UNIT SER 1  78462F103   150,985    1,604,000   SH   PUT    DEFINED      1*        0  1,604,000    0
SPDR TR              UNIT SER 1  78462F103     9,413      100,000   SH   PUT    DEFINED      1*        0    100,000    0
VERSO PAPER CORP            COM  92531L108    96,433   32,251,899   SH          DEFINED      2*        0 32,251,899    0